Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 15,951,695
Due after one year through five years, amortized cost	4,222,625
Due after five years through ten years,amortized cost	2,587,343
Due after ten years, amortized cost	1,031,509
Total	23,793,172
Due in one year or less, amortized cost	319,987
Due after one year through five years, amortized cost	249,965
Due after five years through ten years, amortized cost	269,629
Due after ten years, amortized cost	1,232,887
Amortized cost, held-to-maturity securities	2,072,468	¥ 1,519,055
Due in one year or less, fair value	15,943,788
Due after one year through five years, fair value	4,209,889
Due after five years through ten years, fair value	2,564,648
Due after ten years, fair value	1,025,335
Total	23,743,660
Due in one year or less, fair value	321,991
Due after one year through five years, fair value	251,598
Due after five years through ten years, fair value	269,298
Due after ten years, fair value	1,049,778
Total	1,892,665
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	13,784,027
Due after one year through five years, amortized cost	1,527,715
Due after five years through ten years,amortized cost	1,695,453
Due after ten years, amortized cost	127,505
Total	17,134,700
Due in one year or less, amortized cost	319,987
Due after one year through five years, amortized cost	249,965
Due after five years through ten years, amortized cost	269,629
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	839,581
Due in one year or less, fair value	13,785,916
Due after one year through five years, fair value	1,523,649
Due after five years through ten years, fair value	1,674,710
Due after ten years, fair value	119,028
Total	17,103,303
Due in one year or less, fair value	321,991
Due after one year through five years, fair value	251,598
Due after five years through ten years, fair value	269,298
Due after ten years, fair value	0
Total	842,887
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	31,462
Due after one year through five years, amortized cost	254,156
Due after five years through ten years,amortized cost	207,348
Due after ten years, amortized cost	7,507
Total	500,473
Due in one year or less, fair value	31,490
Due after one year through five years, fair value	253,676
Due after five years through ten years, fair value	204,283
Due after ten years, fair value	7,214
Total	496,663
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	289,397
Due after one year through five years, amortized cost	159,133
Due after five years through ten years,amortized cost	0
Due after ten years, amortized cost	0
Total	448,530
Due in one year or less, fair value	282,356
Due after one year through five years, fair value	152,437
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	434,793
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,081,620
Due after one year through five years, amortized cost	200,767
Due after five years through ten years,amortized cost	1,283
Due after ten years, amortized cost	1,280
Total	1,284,950
Due in one year or less, fair value	1,079,499
Due after one year through five years, fair value	198,182
Due after five years through ten years, fair value	1,282
Due after ten years, fair value	1,280
Total	1,280,243
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years,amortized cost	1,235
Due after ten years, amortized cost	499,590
Total	500,825
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	1,232,887
Amortized cost, held-to-maturity securities	1,232,887
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	1,229
Due after ten years, fair value	493,129
Total	494,358
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	1,049,778
Total	1,049,778
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years,amortized cost	0
Due after ten years, amortized cost	52,866
Total	52,866
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	52,100
Total	52,100
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	5,000
Due after one year through five years, amortized cost	518,740
Due after five years through ten years,amortized cost	340,320
Due after ten years, amortized cost	0
Total	864,060
Due in one year or less, fair value	4,997
Due after one year through five years, fair value	521,126
Due after five years through ten years, fair value	342,454
Due after ten years, fair value	0
Total	868,577
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	275,168
Due after one year through five years, amortized cost	1,263,577
Due after five years through ten years,amortized cost	253,180
Due after ten years, amortized cost	323,564
Total	2,115,489
Due in one year or less, fair value	275,173
Due after one year through five years, fair value	1,262,115
Due after five years through ten years, fair value	252,101
Due after ten years, fair value	332,427
Total	2,121,816
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	485,021
Due after one year through five years, amortized cost	298,537
Due after five years through ten years,amortized cost	88,524
Due after ten years, amortized cost	19,197
Total	891,279
Due in one year or less, fair value	484,357
Due after one year through five years, fair value	298,704
Due after five years through ten years, fair value	88,589
Due after ten years, fair value	20,157
Total	¥ 891,807